Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares® Strategic Metals ETF
(Formerly iShares® Transition-Enabling Metals ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Nova Scotia (The), 4.03%, 03/15/27	$250	$249,751
Columbia Funding Co. LLC, 3.71%, 08/10/26	260	259,733
Cooperatieve Rabobank UA, 4.00%, 02/10/27	250	249,939
Endeavour Funding Co. LLC, 4.11%, 01/07/27	250	245,515
Extra Space Storage LP, 3.97%, 08/13/26	250	249,642
Johnson & Johnson, 3.70%, 09/17/26	250	248,773
MUFG Bank Ltd./New York, 4.00%, 09/10/26(a)	250	250,067
Nordea Bank Abp/New York, 3.98%, 12/15/26(a)	250	250,144
Oversea-Chinese Banking Corp. Ltd., 4.15%, 01/14/27	250	245,281
PPG Industries, Inc., 3.99%, 08/27/26	280	279,165
Toronto-Dominion Bank/New York, 4.10%, 04/01/27	250	249,748
Westpac Banking Corp./New York, 4.00%, 03/16/27	250	249,599
Total Certificates of Deposit — 10.4% (Cost: $3,028,239)		3,027,357
Commercial Paper
Alimentation Couche-Tard, Inc., 3.99%, 10/06/26	250	248,156
Australia & New Zealand Banking Group Ltd., 3.99%, 12/18/26	250	246,176
Banco Santander SA, 4.30%, 05/04/27	260	251,664
Bank of New York Mellon (The), 4.13%, 02/26/27	255	249,005
BAY Cube Funding LLC, 3.81%, 09/14/26	270	268,721
Bay Square Funding LLC
3.71%, 08/10/26	290	289,702
3.80%, 09/08/26	250	248,975
BPCE SA, 4.23%, 05/06/27	250	242,073
Bunge Ltd Finance Corp., 3.92%, 08/03/26	280	279,908
CDP Financial, Inc., 4.18%, 03/15/27	250	243,580
Charles Schwab & Co., Inc., 3.79%, 08/13/26	250	249,659
Commonwealth Bank of Australia, 4.22%, 03/18/27	250	243,437
Compo Funding Co. LLC, 3.95%, 10/07/26	270	268,003
Constellation Funding Co. LLC, 3.84%, 09/03/26	280	278,989
DBS Bank Ltd., 3.75%, 09/16/26	250	248,781
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 3.83%, 10/06/26	250	248,229
Eaton Capital ULC, 3.90%, 08/04/26	250	249,892
Eli Lilly & Co., 3.64%, 08/04/26	290	289,883
Emerson Electric Co.
3.66%, 08/12/26	250	249,696
3.68%, 08/24/26	250	249,388
Fidelity National Information Services, Inc., 3.95%, 08/13/26	250	249,644
Glencore Funding LLC, 3.88%, 08/04/26	270	269,884
Glencove Funding LLC
3.72%, 08/03/26	250	249,923
3.72%, 08/06/26	290	289,820
Haleon U.K. Capital PLC, 4.10%, 08/26/26	250	249,262
Hqla Funding LLC, 3.90%, 09/10/26	250	248,894
Intrepid Funding Co. LLC, 3.81%, 09/17/26	105	104,469
Ionic Funding LLC, 3.89%, 09/02/26	250	249,111
Korea Development Bank (The), 4.05%, 01/08/27	185	181,709
Lexington Parker Capital Co. LLC, 4.02%, 11/19/26	250	246,937
Lime Funding LLC, 3.75%, 08/20/26	250	249,480
Lloyds Bank PLC, 3.82%, 10/09/26	250	248,156
Lseg U.S. Fin Corp., 3.99%, 08/28/26	270	269,165
Mackinac Funding Co. LLC, 3.95%, 11/10/26	250	247,233
Macquarie Bank Ltd., 4.29%, 03/18/27	260	253,057
Security	Par (000)	Value
Mizuho Bank Ltd./Singapore, 3.71%, 08/11/26	$290	$289,672
Mont Blanc Capital Corp., 3.86%, 10/15/26	250	247,978
National Bank of Canada, 4.21%, 04/06/27	260	252,648
National Securities Clearing Corp., 3.66%, 08/05/26	250	249,873
NatWest Markets PLC, 4.36%, 07/06/27	260	249,720
Nordea Bank Abp/New York, 3.94%, 12/23/26	250	249,927
NTT Finance Americas, Inc., 3.81%, 08/12/26	250	249,683
Nutrien Ltd., 4.02%, 08/21/26	250	249,415
Old Line Funding LLC, 4.12%, 01/21/27	250	245,123
Overwatch Bravo Funding LLC, 3.80%, 09/02/26	260	259,099
Penske Truck Leasing Co. LP, 4.21%, 10/19/26	250	247,685
Pure Grove Funding, 4.15%, 02/02/27	250	244,749
Reliance Funding Co. LLC, 3.84%, 09/16/26	165	164,177
Resolute Funding Co. LLC, 3.71%, 08/10/26	310	309,681
Sanofi SA, 3.65%, 08/07/26	250	249,823
ServiceNow, Inc.
3.81%, 09/03/26	250	249,104
3.92%, 11/02/26	250	247,469
Skandinaviska Enskilda Banken AB, 4.24%, 04/02/27	260	252,709
Spire, Inc., 3.92%, 08/06/26	250	249,837
Svenska Handelsbanken AB, 4.24%, 03/29/27	250	243,104
UBS AG/London, 4.05%, 03/17/27	250	250,123
United Overseas Bank Ltd., 3.78%, 09/02/26	250	249,137
Verizon Communications, Inc., 3.98%, 08/17/26	250	249,532
Virginia Electric and Power Co., 3.86%, 08/31/26	250	249,171
VW Credit, Inc., 4.07%, 10/22/26	250	247,677
Wells Fargo Bank N.A., 3.76%, 11/19/26	260	259,839
Total Commercial Paper — 52.2% (Cost: $15,260,810)		15,257,616
U.S. Treasury Obligations
U.S. Treasury Bills
3.63%, 09/03/26(b)	500	498,433
3.71%, 08/20/26(b)	2,500	2,495,738
3.76%, 09/24/26(b)	1,000	994,659
Total U.S. Treasury Obligations — 13.6% (Cost: $3,988,087)		3,988,830
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	3,700,000	3,700,000
Total Money Market Funds — 12.7% (Cost: $3,700,000)		3,700,000
Total Investments — 88.9% (Cost: $25,977,136)		25,973,803
Other Assets Less Liabilities — 11.1%		3,254,879
Net Assets — 100.0%		$29,228,682

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Strategic Metals ETF
(Formerly iShares® Transition-Enabling Metals ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,580,000	$—	$(1,880,000)(a)	$—	$—	$3,700,000	3,700,000	$176,009	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Zinc	10	10/19/26	$913	$16,232
Platinum	9	10/28/26	746	(198,734)
LME Nickel	10	12/14/26	1,042	34,292
LME Copper	27	12/29/26	4,428	136,895
Silver	14	12/29/26	4,090	(100,393)
LME PRI Aluminum	41	05/17/27	3,236	18,533
LME Nickel	10	06/14/27	1,064	34,103
LME PRI Aluminum	41	07/19/27	3,225	(165,615)
Platinum	9	07/28/27	763	(116,174)
LME Zinc	10	09/13/27	887	19,489
LME Copper	27	09/28/27	4,608	148,583
Silver	14	09/28/27	4,232	(100,778)
				$(273,567)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Strategic Metals ETF
(Formerly iShares® Transition-Enabling Metals ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$3,027,357	$—	$3,027,357
Commercial Paper	—	15,257,616	—	15,257,616
U.S. Treasury Obligations	—	3,988,830	—	3,988,830
Money Market Funds	3,700,000	—	—	3,700,000
	$3,700,000	$22,273,803	$—	$25,973,803
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$408,127	$—	$—	$408,127
Liabilities
Commodity Contracts	(681,694)	—	—	(681,694)
	$(273,567)	$—	$—	$(273,567)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.